Description of Business and Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended			12 Months Ended						0 Months Ended	1 Months Ended
	Dec. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 31, 2012 Machinery and equipment [Member]	Dec. 31, 2012 Furniture and fixtures [Member]	Mar. 11, 2013 Actinium [Member]	Dec. 28, 2012 Actinium [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Percentage of ownership interest to be acquired by company											100.00%
Common Stock issuable in consideration for equity interest acquisition											99.00%
Percentage of shares of common exchanges										55.00%
Common stock shares issued in exchange of equity securities in percentage											Approximately 99% of the issued and outstanding common stock immediately after the closing of the Share Exchange, par value $0.01 per share, of the Company. The Share Exchange was closed on December 28, 2012 when shareholders representing at least 20% of the issued and outstanding shares of Actinium had finished the exchanged process.
Common stock, par value per share		$ 0.01	$ 0.01								$ 0.01
Estimated useful lives								Five years	Seven years
Number of shares issuable for each Actinium share	0.33
Potentially issuable shares				2,330,134	273,859	12,770,596	3,448,276